Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
2024	$ 1,938,360	$ 1,925,840
2025	1,944,246	1,952,462
2026	1,848,756	1,880,402
2027	1,890,900	1,867,799
2028	1,932,830	1,910,388
Thereafter	13,879,717	14,952,719
Total payments	23,434,809	24,489,610
Less: imputed interest	(8,474,940)	(9,171,495)
Total obligation	14,959,869	15,318,115
Less: current portion	(764,267)	(725,302)	$ (649,343)
Financing lease obligations, net of current portion	14,195,602	14,592,813	15,319,467
Operating Leases
2024	2,412,039	2,287,038
2025	2,304,494	2,443,909
2026	1,784,228	1,960,387
2027	1,823,449	1,805,158
2028	1,646,961	1,770,300
Thereafter	12,457,744	13,253,279
Total payments	22,428,915	23,520,071
Less: imputed interest	(6,462,880)	(6,938,692)
Total obligation	15,966,035	16,581,379	1,495,158
Less: current portion	(1,518,842)	(1,318,885)	(428,596)
Operating lease obligations, net of current portion	$ 14,447,193	$ 15,262,494	$ 1,066,562